Note 19 - Voyage Revenues	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

19. Voyage Revenues:

The following table shows the voyage revenues earned from time charters and voyage charters during the six-month periods ended June 30, 2022 and 2023:

	For the six-month period ended June 30,
	2022	2023
Time charters	$558,937	$480,733
Voyage charters and Contracts of Affreightment	-	122,240
Finance income in sales-type leases	-	11,739
Total	$558,937	$614,712